Borrowings (Details 4) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2016
Evolution of borrowing [RollForward]
Balance at the beginning of the year	$ 135,312	[1]	$ 117,295
Borrowings	25,027		29,353		$ 147,427
Payment of borrowings	(22,912)		(19,098)		(145,854)
Obtention / (payment) of short term loans, net	732		(1,019)
Interests paid	(7,234)		(5,522)		(3,173)
Accrued interests	8,639		6,437
Cumulative translation adjustment and exchange differences, net	101,731		8,276
Deconsolidation	(21,310)
Changes in fair value of third-party loans	114
Repurchase of non-convertible notes	(379)		(546)
Reclassifications and other movements	(237)		136
Balance at the end of the year	$ 219,545	[1]	$ 135,312	[1]	$ 117,295

[1]	Includes Ps. 180,814 and Ps. 119,103 as of June 30, 2018 and 2017, respectively, corresponding to the Operations Center in Israel.